Leases	3 Months Ended
Mar. 31, 2021
Leases [Abstract]
Leases
5.	Leases

The Company primarily has non-cancelable operating leases for its headquarters in New York and its offices in New York, Greenwich, Menlo Park and London. Upon the adoption of ASC 842, the Company did not restate prior periods and therefore, comparative period ended March 31, 2020 is not presented below.

Lease Costs	Three Months Ended March 31, 2021
Operating lease costs	$1,316

Net Lease Costs	$1,316

Supplement Lease Cash Flow Information	Three Months Ended March 31, 2021
Cash paid for amounts included in measurement of lease liabilities:
Operating cash flows for operating leases	$1,373

Lease Term and Discount Rate	March 31, 2021
Weighted average remaining lease terms:
Operating leases	2.6 years

Weighted average discount rate:
Operating leases	5.3%

Maturity of Lease Liabilities	Operating Leases (1)
April 1 to December 31, 2021	$4,106
2022	5,424
2023	4,406
2024	77

Total lease payments	14,013
Imputed interest	(838)

Total Lease Liabilities	$13,175

(1)

The Company has future operating lease payments of $55.1 million related to leases that have not commenced that were entered into as of March 31, 2021. Such lease payments are not yet accounted for in the table above or the Company’s consolidated statements of financial condition as operating lease assets and operating lease liabilities. These operating lease payments are anticipated to commence in the fourth quarter of 2022 and continue for 10 years.